Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended			12 Months Ended	1 Months Ended		3 Months Ended			12 Months Ended
	Feb. 19, 2013 Subsequent Event [Member]	Dec. 31, 2012 Chief Financial Officer [Member] Subsequent Event [Member]	May 07, 2013 Class A common stock [Member]	Feb. 19, 2013 Class A common stock [Member]	Jun. 30, 2013 Class A common stock [Member]	Nov. 08, 2012 Class A common stock [Member]	Jun. 26, 2012 Class A common stock [Member]	Dec. 31, 2012 Class A common stock [Member] Subsequent Event [Member]	May 07, 2013 Class B common stock [Member]	Feb. 19, 2013 Class B common stock [Member]	Jun. 30, 2013 Class B common stock [Member]	Nov. 08, 2012 Class B common stock [Member]	Jun. 26, 2012 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared, record date for shareholders	Feb. 19, 2013							Mar. 20, 2013						Mar. 20, 2013
Common Stock Dividends Per Share Declared			$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Resignation Date of Daniel D Greenwell Chief executive officer		Mar. 31, 2013